Long-term Investments - Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term Investments
Impairment charge	$ 211,985	$ 249,935	$ 24,074
Write-offs of prepayments	1,500	19,100	$ 500
Equity Method
Long-term Investments
Write-offs of prepayments		19,100
Other impairments	30,700	16,200
Investee in e-commerce business | Cost Method/Equity Securities Without Readily Determinable Fair Values
Long-term Investments
Impairment charge	59,800
A game company | Cost Method/Equity Securities Without Readily Determinable Fair Values
Long-term Investments
Impairment charge	39,300
Loans to investees. | Cost Method/Equity Securities Without Readily Determinable Fair Values
Long-term Investments
Impairment charge	$ 82,200
Yixia Tech | Cost Method/Equity Securities Without Readily Determinable Fair Values
Long-term Investments
Impairment charge		$ 214,700